DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Cartesian Growth Corporation II (the “Company”) was incorporated as a Cayman Islands exempted company on October 13, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or engaging in any other similar business combination with one or more businesses or entities (the “Business Combination”).

As of June 30, 2026, the Company had not commenced any operations. All activity for the period from October 13, 2021 (inception) through June 30, 2026 relates to the Company’s formation and its initial public offering (the “Initial Public Offering”), and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income on interest-bearing Demand Deposit held in Trust Account in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s Sponsor is CGC II Sponsor LLC, a Cayman Islands limited liability company (the “Sponsor”).

On May 10, 2022, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units”), which includes the issuance of 3,000,000 Units as a result of the underwriters’ full exercise of their overallotment option, at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3. Each Unit consists of one Class A ordinary share of the Company, $0.0001 par value per share (the “Class A Ordinary Shares”) and one-third of one redeemable warrant of the Company, each whole warrant entitling the holder thereof to purchase one Class A Ordinary Share at an exercise price of $11.50 per share, subject to adjustment. The registration statement on Form S- 1 (File No. 333-261866) for the Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on May 5, 2022.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,900,000 warrants (the “Private Placement Warrants”), each exercisable to purchase one Class A Ordinary Share at $11.50 per share, at a price of $1.00 per Private Placement Warrant in a private placement to the Sponsor, Cantor Fitzgerald & Co. and Piper Sandler & Co., generating gross proceeds of $8,900,000, which is discussed in Note 4.

Simultaneously with the consummation of the Initial Public Offering, the Sponsor loaned the Company $4,600,000, pursuant to a promissory note at no interest (the “Sponsor Loan”). The Sponsor Loan will be repaid or converted into sponsor loan warrants (the “Sponsor Loan Warrants”) at a conversion price of $1.00 per Sponsor Loan Warrant, at the Sponsor’s discretion. The Sponsor Loan Warrants will be identical to the Private Placement Warrants. If the Company does not complete an initial Business Combination, the Company will not repay the Sponsor Loan from amounts held in a trust account established for the benefit of the Company’s public shareholders (the “Trust Account”), and the proceeds held in the Trust Account will be distributed to the holders of the Class A Ordinary Shares.

Transaction costs of the Initial Public Offering amounted to $16,804,728, consisting of $4,600,000 of underwriting commissions, $11,500,000 of deferred underwriting commissions and $704,728 of other offering costs.

Following the closing of the Initial Public Offering on May 10, 2022, an amount of $236,900,000 ($10.30 per Unit) from the net proceeds of the Initial Public Offering, the sale of the Private Placement Warrants and the Sponsor Loan, was placed in the Trust Account and was to be invested only in U.S. government treasury obligations having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”), that invested only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (i) the completion of the initial Business Combination, (ii) the redemption of the public shares if the Company is unable to complete an initial Business Combination by November 10, 2024 (the “Combination Period”), and (iii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (the “Articles”) (a) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete an initial Business Combination within the Combination Period, or (b) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity.

On October 7, 2024, the Company and Continental Stock Transfer & Trust Company (the “Trustee”) entered into an amendment to the Investment Management Trust Agreement, dated as of May 5, 2022, to permit the Trustee to hold funds in the Trust Account in an interest - bearing bank demand deposit account, in addition to investing such funds in U.S. government treasury obligations having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a - 7 promulgated under the Investment Company Act of 1940, as amended, that invest only in direct U.S. government treasury obligations (collectively, “Treasury Obligations”). In connection therewith, we directed the Trustee to move the funds held within the Trust Account, which were previously invested in Treasury Obligations, into an interest - bearing bank demand deposit account.

On November 6, 2023, the Company’s shareholders approved an amendment to the Company’s Articles (the “First Charter Amendment”). The First Charter Amendment extended the date by which the Company had to consummate a business combination for up to an additional twelve months, from November 10, 2023 to up to November 10, 2024, by electing to extend the date to consummate an initial business combination on a monthly basis for up to twelve times by an additional one month each time, unless the closing of the Company’s initial business combination had occurred (referred to as the “First Extension” and such applicable later date, the “First Extended Date”), without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) deposited into the Trust Account for each such one-month extension (the “First Extension Payment”) the lesser of (a) an aggregate of $150,000 and (b) $0.02 per public share that remained outstanding and was not redeemed prior to any such one-month extension, in exchange for a non-interest bearing promissory note payable upon consummation of an initial business combination.

In connection with the votes to approve the First Charter Amendment, the holders of 7,129,439 Class A Ordinary Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.86 per share, for an aggregate redemption amount of approximately $77.4 million, leaving approximately $172.4 million in the Trust Account following the First Charter Amendment.

In connection with the First Extension Payments, on November 6, 2023, the Company issued an unsecured promissory note to the Sponsor in the aggregate amount of $1,800,000 (the “First Extension Note”). On November 6, 2023, the Sponsor deposited a First Extension Payment in the amount of $150,000 in the Trust Account, representing the lesser of (a) an aggregate of $150,000 and (b) $0.02 per public share that remained outstanding and unredeemed prior to the First Extension, which enabled the Company to extend the period of time it had to consummate an initial business combination from November 10, 2023 to December 10, 2023. The First Extension Note bore no interest and the principal balance was payable on the date of the consummation of the Company’s initial business combination. The First Extension Note was not convertible into private placement warrants and the principal balance may have been repaid at any time.

On December 6, 2023, January 8, 2024, February 5, 2024, March 5, 2024, April 9, 2024, May 6, 2024, June 5, 2024, July 9, 2024, August 6, 2024, September 5, 2024 and October 7, 2024, the Board approved the second, third, fourth, fifth, sixth, seventh, eighth, ninth, tenth, eleventh and twelfth one - month extensions of the time period during which the Company may have consummated an initial business combination (the “Business Combination Period”). In connection with the First Extension of the Business Combination Period from November 10, 2023 through November 10, 2024, the Company drew an aggregate of $1,800,000 ($150,000 at each extension date) from the First Extension Note. The Sponsor (or its affiliates or permitted designees) deposited the First Extension Payments into the Trust Account.

The First Extension to November 10, 2024 was the last of twelve one - month extensions permitted under the Articles in effect as of such date.

On November 6, 2024, the Company’s shareholders approved an amendment to the Company’s Articles (the “Second Charter Amendment”). The Second Charter Amendment extended the date by which the Company has to consummate a business combination for up to an additional twelve months, from November 10, 2024 to up to November 10, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to twelve times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred (referred to as the “Second Extension” and such applicable later date, the “Second Extended Date”), without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the trust account established in connection with the IPO (the “Trust Account”) (x) for each such one - month period (other than the first period, which shall consist of 25 days) from November 10, 2024 (exclusive) to May 5, 2025, the lesser of (i) an aggregate of $150,000 and (ii) $0.03 per public share that remains outstanding and is not redeemed prior to such one - month (other than the first period, which shall consist of 25 days) extension; and (y) for each such one - month period from May 5, 2025 (exclusive) to November 5, 2025, the lesser of (i) an aggregate of $250,000 and (ii) $0.05 per public share that remains outstanding and is not redeemed prior to such one - month extension (each, a “Second Extension Payment”), unless the closing of the Company’s initial business combination has occurred, in exchange for a non - interest bearing promissory note payable upon consummation of an initial business combination.

In connection with the votes to approve the Second Extension, the holders of 8,620,849 shares of Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.55 per share, for an aggregate redemption amount of $99,613,642, leaving $83,770,196.61 in the Trust Account.

In connection with the Second Extension Payments, on November 6, 2024, the Company issued an unsecured promissory note in the aggregate amount of up to $2,400,000 (the “Second Extension Note”) to the Sponsor. The Second Extension Note bears no interest and the principal balance is payable on the date of the consummation of the Company’s initial business combination. The Second Extension Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Second Extension Note and all other sums payable with regard to the Second Extension Note becoming immediately due and payable. The principal balance may be prepaid at any time.

On December 2, 2024, December 31, 2024, January 31, 2025, February 28, 2025 and April 1, 2025 the Company approved the second, third, fourth, fifth and sixth one-month extension of the time period during the Business Combination Period. In connection with the Second Extension, the Company drew an aggregate of $900,000 from the Second Extension Note ($150,000 at each extension period). As provided for in the Company’s Articles, the Sponsor deposited these Second Extension Payments into the Trust Account.

On May 1, 2025, May 30, 2025, June 30, 2025, August 1, 2025, September 2, 2025 and October 1, 2025, the Company approved the seventh, eighth, ninth, tenth, eleventh and twelfth one-month extension of the time period during the Business Combination Period. In connection with the Second Extension, the Company drew an aggregate of $1,500,000 ($250,000 at each from the Second Extension Note). As provided for in the Company’s Articles, the Sponsor deposited the Second Extension Payments into the Trust Account.

On November 6, 2024, December 16, 2024, May 27, 2025, November 19, 2025 and May 5, 2026, the Company issued notes to the Sponsor, each with a principal amount of $250,000. On December 29, 2025, the Company issued a note to the Sponsor, with a principal amount of $200,000. The notes do not bear interest and the principal balance will be payable on the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective. In the event the Company consummates its initial business combination, the Sponsor has the option on the Maturity Date to convert all or any portion of the principal outstanding under the notes into the working capital warrants equal to the portion of the principal amount of the notes being converted divided by $1.00, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the private placement warrants issued by the Company at the time of the IPO, as described in the prospectus for the IPO dated May 5, 2022 and filed with the U.S. Securities and Exchange Commission, including the transfer restrictions applicable thereto. The notes are subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the notes and all other sums payable with regard to the notes becoming immediately due and payable.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Class A Ordinary Shares upon the completion of an initial Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in the Company’s discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under the law or stock exchange listing requirements.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account was initially $10.30 per public share. The per-share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters.

If the Company has not consummated the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Company’s initial shareholders, officers and directors have agreed to (i) to waive their redemption rights with respect to their founder shares and any public shares purchased during or after the Initial Public Offering in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete an initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Combination Period, and (iii) vote their founder shares and public shares in favor of the Company’s initial Business Combination.

The Sponsor has agreed it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended, (the “Securities Act”).

Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third - party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company has not asked the Sponsor to reserve for such indemnification obligations. Therefore, the Company cannot provide assurance that the Sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the Trust Account, the funds available for the initial Business Combination and redemptions could be reduced to less than $10.30 per public share.

In such event, the Company may not be able to complete the initial Business Combination, and redemptions may be less than $10.30 per share in connection with any redemption of the public shares. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

On May 6, 2025, the Company received a letter from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) stating that Nasdaq had determined that (i) the Company’s securities would be delisted from Nasdaq, (ii) trading of the Company’s Class A ordinary shares, warrants, and units would be suspended at the opening of business on May 13, 2025 and (iii) a Form 25-NSE would be filed with the SEC, which would remove the Company’s securities from listing and registration on Nasdaq, as a result of the Company’s failure to complete its initial business combination, within 36 months of the effectiveness of its initial public offering registration statement, or May 5, 2025. The Company did not appeal Nasdaq’s determination to delist the Company’s securities. On July 15, 2025, the Company’s securities were delisted from Nasdaq and have since been quoted on the over-the-counter market.

On November 3, 2025, the Company’s shareholders approved a proposal to amend the Articles (the “Third Extension Charter Amendment”). The Third Extension Charter Amendment extended the date by which the Company has to consummate a Business Combination from November 5, 2025 to August 5, 2026. In connection with the votes to approve the Third Extension Charter Amendment, the holders of 4,173,618 Class A Ordinary Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $12.27 per share, for an aggregate redemption amount of approximately $51,219,981, leaving $37,750,814.08 in the trust account immediately following the Third Extension Charter Amendment.

On July 30, 2026, the Company held an extraordinary general meeting of shareholders (the “Extraordinary Meeting”). The Company’s shareholders approved an amendment (the “Fourth Extension Charter Amendment”) to the Company’s Amended and Restated Memorandum and Articles of Association (as amended, the “Charter”), which became effective solely upon the approval by the Company’s shareholders thereof. The Fourth Extension Charter Amendment extended the Termination Date from August 5, 2026 to August 5, 2027. In connection with the votes to approve the Fourth Extension Charter Amendment, the holders of 2,601,058 shares of Class A Ordinary Shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $12.50 per share, for an aggregate redemption amount of approximately $32.5 million, leaving $5,940,297.03 in the trust account immediately following the Fourth Extension Charter Amendment.

Risks and Uncertainties

Ongoing geopolitical conflicts and military hostilities around the world have created and are expected to create further global economic consequences, including but not limited to the possibility of extreme volatility and disruptions in the financial markets, diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. Such global consequences may materially and adversely affect the Company’s ability to consummate an initial Business Combination, or the operations of a target business with which the Company ultimately consummates an initial Business Combination.

On July 4, 2025, the U.S. government enacted tax reform, commonly referred to as the One Big Beautiful Bill Act (“OBBB”). OBBB amends U.S. tax law, including provisions related to bonus depreciation, interest expense limitation, research and development, global intangible low-taxed income, foreign derived intangible income and base erosion and anti-abuse tax. The Company evaluated the provisions of the OBBB and determined that adoption of the new law did not have a material impact on its financial statements or related disclosures.

In addition, the Company’s ability to consummate an initial Business Combination may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the global economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate an initial Business Combination are not yet determinable. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Going Concern and Liquidity

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 205-40, “Presentation of Financial Statements – Going Concern,” management has determined that the Company’s liquidity condition and the liquidation date raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Combination Period.

As of June 30, 2026, the Company had $149,017 in its operating bank account, $38,380,594 in interest-bearing Demand Deposit held in the Trust Account to be used for the completion of a Business Combination and/or for the redemption of the public shares if the Company is unable to complete a Business Combination within the Combination Period (subject to applicable law) and working capital deficit of $5,888,898.

Until the consummation of a Business Combination or the Company’s mandatory liquidation date of August 5, 2027, the Company will use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, structure, negotiate and complete a Business Combination, and to pay for directors and officers liability insurance premiums.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company Working Capital Loans (see Note 5).

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Cartesian Growth Corporation II (the “Company”) was incorporated as a Cayman Islands exempted company on October 13, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or engaging in any other similar business combination with one or more businesses or entities (the “Business Combination”).

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from October 13, 2021 (inception) through December 31, 2025 relates to the Company’s formation and its initial public offering (the “Initial Public Offering”), and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income on cash and marketable securities in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s Sponsor is CGC II Sponsor LLC, a Cayman Islands limited liability company (the “Sponsor”).

On May 10, 2022, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units”), which includes the issuance of 3,000,000 Units as a result of the underwriters’ full exercise of their overallotment option, at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3. Each Unit consists of one Class A ordinary share of the Company, $0.0001 par value per share (the “Class A Ordinary Shares”) and one-third of one redeemable warrant of the Company, each whole warrant entitling the holder thereof to purchase one Class A Ordinary Share at an exercise price of $11.50 per share, subject to adjustment. The registration statement on Form S-1(File No. 333-261866) for the Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on May 5, 2022.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,900,000 warrants (the “Private Placement Warrants”), each exercisable to purchase one Class A Ordinary Share at $11.50 per share, at a price of $1.00 per Private Placement Warrant in a private placement to the Sponsor, Cantor Fitzgerald & Co. and Piper Sandler & Co., generating gross proceeds of $8,900,000, which is discussed in Note 4.

Simultaneously with the consummation of the Initial Public Offering, the Sponsor loaned the Company $4,600,000, pursuant to a promissory note at no interest (the “Sponsor Loan”). The Sponsor Loan will be repaid or converted into sponsor loan warrants (the “Sponsor Loan Warrants”) at a conversion price of $1.00 per Sponsor Loan Warrant, at the Sponsor’s discretion. The Sponsor Loan Warrants will be identical to the Private Placement Warrants. If the Company does not complete an initial Business Combination, the Company will not repay the Sponsor Loan from amounts held in a trust account established for the benefit of the Company’s public shareholders (the “Trust Account”), and the proceeds held in the Trust Account will be distributed to the holders of the Class A Ordinary Shares.

Transaction costs of the Initial Public Offering amounted to $16,804,728, consisting of $4,600,000 of underwriting commissions, $11,500,000 of deferred underwriting commissions and $704,728 of other offering costs.

Following the closing of the Initial Public Offering on May 10, 2022, an amount of $236,900,000 ($10.30 per Unit) from the net proceeds of the Initial Public Offering, the sale of the Private Placement Warrants and the Sponsor Loan, was placed in the Trust Account and was to be invested only in U.S. government treasury obligations having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”), that invested only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (i) the completion of the initial Business Combination, (ii) the redemption of the public shares if the Company is unable to complete an initial Business Combination by November 10, 2024 (the “Combination Period”), and (iii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (the “Articles”) (a) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete an initial Business Combination within the Combination Period, or (b) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity.

On October 7, 2024, the Company and Continental Stock Transfer & Trust Company (the “Trustee”) entered into an amendment to the Investment Management Trust Agreement, dated as of May 5, 2022, to permit the Trustee to hold funds in the Trust Account in an interest - bearing bank demand deposit account, in addition to investing such funds in U.S. government treasury obligations having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a - 7 promulgated under the Investment Company Act of 1940, as amended, that invest only in direct U.S. government treasury obligations (collectively, “Treasury Obligations”). In connection therewith, we directed the Trustee to move the funds held within the Trust Account, which were previously invested in Treasury Obligations, into an interest - bearing bank demand deposit account.

On November 6, 2023, the Company’s shareholders approved an amendment to the Company’s Articles (the “First Charter Amendment”). The First Charter Amendment extended the date by which the Company had to consummate a business combination for up to an additional twelve months, from November 10, 2023 to up to November 10, 2024, by electing to extend the date to consummate an initial business combination on a monthly basis for up to twelve times by an additional one month each time, unless the closing of the Company’s initial business combination had occurred (referred to as the “First Extension” and such applicable later date, the “First Extended Date”), without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) deposited into the Trust Account for each such one-month extension (the “First Extension Payment”) the lesser of (a) an aggregate of $150,000 and (b) $0.02 per public share that remained outstanding and was not redeemed prior to any such one-month extension, in exchange for a non-interest bearing promissory note payable upon consummation of an initial business combination.

In connection with the votes to approve the First Charter Amendment, the holders of 7,129,439 Class A Ordinary Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.86 per share, for an aggregate redemption amount of approximately $77.4 million, leaving approximately $172.4 million in the Trust Account following the First Charter Amendment.

In connection with the First Extension Payments, on November 6, 2023, the Company issued an unsecured promissory note to the Sponsor in the aggregate amount of $1,800,000 (the “First Extension Note”). On November 6, 2023, the Sponsor deposited a First Extension Payment in the amount of $150,000 in the Trust Account, representing the lesser of (a) an aggregate of $150,000 and (b) $0.02 per public share that remained outstanding and unredeemed prior to the First Extension, which enabled the Company to extend the period of time it had to consummate an initial business combination from November 10, 2023 to December 10, 2023. The First Extension Note bore no interest and the principal balance was payable on the date of the consummation of the Company’s initial business combination. The First Extension Note was not convertible into private placement warrants and the principal balance may have been repaid at any time.

On December 6, 2023, January 8, 2024, February 5, 2024, March 5, 2024, April 9, 2024, May 6, 2024, June 5, 2024, July 9, 2024, August 6, 2024, September 5, 2024 and October 7, 2024, the Board approved the second, third, fourth, fifth, sixth, seventh, eighth, ninth, tenth, eleventh and twelfth one - month extensions of the time period during which the Company may have consummated an initial business combination (the “Business Combination Period”). In connection with the First Extension of the Business Combination Period from November 10, 2023 through November 10, 2024, the Company drew an aggregate of $1,800,000 ($150,000 at each extension date) from the First Extension Note. The Sponsor (or its affiliates or permitted designees) deposited the First Extension Payments into the Trust Account.

The First Extension to November 10, 2024 was the last of twelve one-month extensions permitted under the Articles in effect as of such date.

On November 6, 2024, the Company’s shareholders approved an amendment to the Company’s Articles (the “Second Charter Amendment”). The Second Charter Amendment extended the date by which the Company has to consummate a business combination for up to an additional twelve months, from November 10, 2024 to up to November 10, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to twelve times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred (referred to as the “Second Extension” and such applicable later date, the “Second Extended Date”), without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the trust account established in connection with the IPO (the “Trust Account”) (x) for each such one-month period (other than the first period, which shall consist of 25 days) from November 10, 2024 (exclusive) to May 5, 2025, the lesser of (i) an aggregate of $150,000 and (ii) $0.03 per public share that remains outstanding and is not redeemed prior to such one-month (other than the first period, which shall consist of 25 days) extension; and (y) for each such one-month period from May 5, 2025 (exclusive) to November 5, 2025, the lesser of (i) an aggregate of $250,000 and (ii) $0.05 per public share that remains outstanding and is not redeemed prior to such one-month extension (each, a “Second Extension Payment”), unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest bearing promissory note payable upon consummation of an initial business combination.

In connection with the votes to approve the Second Extension, the holders of 8,620,849 shares of Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.55 per share, for an aggregate redemption amount of $99,613,642, leaving $83,770,196.61 in the Trust Account.

In connection with the Second Extension Payments, on November 6, 2024, the Company issued an unsecured promissory note in the aggregate amount of up to $2,400,000 (the “Second Extension Note”) to the Sponsor. The Second Extension Note bears no interest and the principal balance is payable on the date of the consummation of the Company’s initial business combination. The Second Extension Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Second Extension Note and all other sums payable with regard to the Second Extension Note becoming immediately due and payable. The principal balance may be prepaid at any time.

On December 2, 2024, December 31, 2024, January 31, 2025, February 28, 2025 and April 1, 2025 the Company approved the second, third, fourth, fifth and sixth one-month extension of the time period during the Business Combination Period. In connection with the Second Extension, the Company drew an aggregate of $900,000 from the Second Extension Note ($150,000 at each extension period). As provided for in the Company’s Articles, the Sponsor deposited these Second Extension Payments into the Trust Account.

On May 1, 2025, May 30, 2025, June 30, 2025, August 1, 2025, September 2, 2025 and October 1, 2025, the Company approved the seventh, eighth, ninth, tenth, eleventh and twelfth one-month extension of the time period during the Business Combination Period. In connection with the Second Extension, the Company drew an aggregate of $1,500,000 ($250,000 at each from the Second Extension Note). As provided for in the Company’s Articles, the Sponsor deposited the Second Extension Payments into the Trust Account.

On November 6, 2024, December 16, 2024, May 27, 2025 and November 19, 2025, the Company issued notes to the Sponsor, each with a principal amount of $250,000. On December 29, 2025, the Company issued a note to the Sponsor, with a principal amount of $200,000. The notes do not bear interest and the principal balance will be payable on the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective. In the event the Company consummates its initial business combination, the Sponsor has the option on the Maturity Date to convert all or any portion of the principal outstanding under the notes into that working capital warrants equal to the portion of the principal amount of the notes being converted divided by $1.00, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the private placement warrants issued by the Company at the time of the IPO, as described in the prospectus for the IPO dated May 5, 2022 and filed with the U.S. Securities and Exchange Commission, including the transfer restrictions applicable thereto. The notes are subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the notes and all other sums payable with regard to the notes becoming immediately due and payable.

On July 15, 2025, Nasdaq filed a Form 25 - NSE to delist the Company’s securities from trading on Nasdaq, following which the Company’s securities have been quoted on the over - the - counter market.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Class A Ordinary Shares upon the completion of an initial Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in the Company’s discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under the law or stock exchange listing requirements.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account was initially $10.30 per public share. The per-share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters.

If the Company has not consummated the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at aper-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Company’s initial shareholders, officers and directors have agreed to (i) to waive their redemption rights with respect to their founder shares and any public shares purchased during or after the Initial Public Offering in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete an initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Combination Period, and (iii) vote their founder shares and public shares in favor of the Company’s initial Business Combination.

The Sponsor has agreed it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended, (the “Securities Act”).

Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third - party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company has not asked the Sponsor to reserve for such indemnification obligations. Therefore, the Company cannot provide assurance that the Sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the Trust Account, the funds available for the initial Business Combination and redemptions could be reduced to less than $10.30 per public share.

In such event, the Company may not be able to complete the initial Business Combination, and redemptions may be a lesser than $10.30 per share in connection with any redemption of the public shares. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

On May 6, 2025, the Company received a letter from the Listing Qualifications Department of Nasdaq stating that Nasdaq had determined that (i) the Company’s securities would be delisted from Nasdaq, (ii) trading of the Company’s Class A ordinary shares, warrants, and units would be suspended at the opening of business on May 13, 2025 and (iii) a Form 25-NSE would be filed with the SEC, which would remove the Company’s securities from listing and registration on Nasdaq, as a result of the Company’s failure to complete its initial business combination, within 36 months of the effectiveness of its initial public offering registration statement, or May 5, 2025. The Company did not appeal Nasdaq’s determination to delist the Company’s securities. On July 15, 2025, the Company’s securities were delisted from Nasdaq and have since been quoted on the over-the-counter market.

On November 3, 2025, the Company’s shareholders approved a proposal to amend the Articles (the “Third Extension Charter Amendment”). The Third Extension Charter Amendment extended the date by which the Company has to consummate a Business Combination from November 5, 2025 to August 5, 2026 (the “Third Extension”); the extension was effected solely through shareholder approval of the amendment. In connection with the votes to approve the Third Extension Charter Amendment, the holders of 4,173,618 Class A Ordinary Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $12.27 per share, for an aggregate redemption amount of approximately $51,219,981.

Risks and Uncertainties

The military conflict commenced in February 2022 by the Russian Federation in Ukraine and the surrounding region, and Hamas’ and Iran’s attack on Israel and the ensuing war, have created and are expected to create further global economic consequences, including but not limited to the possibility of extreme volatility and disruptions in the financial markets, diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. Such global consequences may materially and adversely affect the Company’s ability to consummate an initial Business Combination, or the operations of a target business with which the Company ultimately consummates an initial Business Combination.

On July 4, 2025, the U.S. government enacted tax reform, commonly referred to as the One Big Beautiful Bill Act (“OBBB”). OBBB amends U.S. tax law, including provisions related to bonus depreciation, interest expense limitation, research and development, global intangible low-taxed income, foreign derived intangible income and base erosion and anti-abuse tax. The Company is still evaluating the impact of the OBBB, however, does not currently believe it will have a material impact on its effective tax rate in the current year.

In addition, the Company’s ability to consummate an initial Business Combination may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the global economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate an initial Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Going Concern and Liquidity

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 205-40, “Presentation of Financial Statements – Going Concern,” management has determined that the Company’s liquidity condition and the liquidation date raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Combination Period.

As of December 31, 2025, the Company had $162,853 in its operating bank account, $37,914,438 in cash and marketable securities held in the Trust Account to be used for the completion of a Business Combination and/or for the redemption of the public shares if the Company is unable to complete a Business Combination within the Combination Period (subject to applicable law) and working capital deficit of $5,369,032.

Until the consummation of a Business Combination or the Company’s liquidation, the Company will use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, structure, negotiate and complete a Business Combination, and to pay for directors and officers liability insurance premiums.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company Working Capital Loans (see Note 5).